Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEThis Form N-CSR/A is being filed solely to include a corrected version of the Annual Tailored Shareholder Report for the NYLI MacKay High Yield Corporate Bond Fund previously filed under Item 1 of Form N-CSR. The correction relates to a presentation issue in the Top 10 Holdings summary section. The correction does not impact the Fund’s net asset value, financial statements, interest income, or performance.
Registrant Name	NEW YORK LIFE INVESTMENTS FUNDS
Entity Central Index Key	0000787441
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000221691 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	SIMPLE Class
Trading Symbol	MHHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SIMPLE Class	$120	1.16%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
SIMPLE Class Shares	8/31/2020	5.90%	4.58%	4.28%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	(0.32)%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.18%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	4.67%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Aug. 31, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000060792 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Investor Class
Trading Symbol	MHHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Investor Class Shares - Including sales charges	2/28/2008	1.68%	3.86%	4.61%
Investor Class Shares - Excluding sales charges		5.92%	4.71%	5.10%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 28, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000127160 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R6
Trading Symbol	MHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R6 Shares	6/17/2013	6.61%	5.29%	5.60%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jun. 17, 2013
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000166835 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R3
Trading Symbol	MHYTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Since Inception
Class R3 Shares	2/29/2016	5.81%	4.53%	5.59%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.81%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	6.67%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.55%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Feb. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000057099 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class R2
Trading Symbol	MHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R2	$110	1.07%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class R2 Shares	5/1/2008	6.06%	4.79%	5.12%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	May 01, 2008
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000018696 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class I
Trading Symbol	MHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class I Shares	1/2/2004	6.43%	5.15%	5.47%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 02, 2004
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000018695 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class C
Trading Symbol	MYHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.91%

Expenses Paid, Amount	$ 195
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	9/1/1998	4.00%	3.91%	4.29%
Class C Shares - Excluding sales charges		4.99%	3.91%	4.29%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Sep. 01, 1998
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments

C000018693 [Member]
Shareholder Report [Line Items]
Fund Name	NYLI MacKay High Yield Corporate Bond Fund
Class Name	Class A
Trading Symbol	MHCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about NYLI MacKay High Yield Corporate Bond Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
Additional Information Phone Number	800-624-6782
Additional Information Website	dfinview.com/NYLIM
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
What factors influenced Fund performance during the reporting period?
During the 12-month reporting period ended October 31, 2025, the Fund’s performance relative to the ICE BofA U.S. High Yield Constrained Index was affected by security selection and asset allocation. The strongest positive contributions to relative returns came from positions in utilities, capital goods and basic industries. The weakest relative performance came from positions in telecommunications, retail and media.
The following table outlines the key factors (securities, sectors, industries, market events and/or other characteristics) that materially affected the Fund’s performance during the reporting period.
Key Factor	Summary	Impact
Utilities	Security selection (a position in Lightning Power Holdings and lack of exposure to Sunnova)	Contributed
Capital goods	Security selection (lack of exposure to Ardagh Packaging) and overweight exposure	Contributed
Basic industry	Security selection and overweight exposure (a position in First Quantum Minerals)	Contributed
Telecommunications	Security selection and underweight exposure (a position in Liberty Media Puerto Rico and underweight exposure to EchoStar)	Detracted
Retail	Security selection (a position in Saks)	Detracted
Media	Security selection (a position in OT Midco Inc.) and an underweight allocation (underweight Discovery Communications)	Detracted

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund ’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund (or for the life of the Fund, if shorter). It assumes a $15,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index and other indexes, if applicable, for the same period and reflects the deduction of all sales charges, where applicable.

Average Annual Return [Table Text Block]
Average Annual Total Returns for the Year Ended October 31, 2025	Inception Date	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	1/3/1995	1.20%	3.89%	4.72%
Class A Shares - Excluding sales charges		5.96%	4.85%	5.20%
Bloomberg U.S. Aggregate Bond Index[1]		6.16%	(0.24)%	1.90%
ICE BofA U.S. High Yield Constrained Index[2]		8.03%	5.48%	5.80%
Morningstar High Yield Bond Category Average[3]		7.61%	5.14%	5.01%
1.
The Fund has selected the Bloomberg U.S. Aggregate Bond Index to represent a broad measure of market performance. The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the performance of the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities.

2.
The ICE BofA U.S. High Yield Constrained Index, which is generally representative of the market sectors or types of investments in which the Fund invests, is a market value-weighted index of all domestic and Yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issuers included in the ICE BofA U.S. High Yield Constrained Index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. No single issuer may constitute greater than 2% of the ICE BofA U.S. High Yield Constrained Index.

3.
The Morningstar High Yield Bond Category Average is representative of funds that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These funds primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor’s or Moody’s at the level of BB and below. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Performance Inception Date	Jan. 03, 1995
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit newyorklifeinvestments.com/funds for the most recent performance information.
Net Assets	$ 11,167,394,534
Holdings Count | Holding	625
Advisory Fees Paid, Amount	$ 60,991,221
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund's net assets	$11,167,394,534%
Total number of portfolio holdings	625%
Total advisory fees paid	$60,991,221%
Portfolio turnover rate	34%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments
Portfolio Composition
Corporate Bonds	86.7%
Loan Assignments	6.9%
Common Stocks	0.9%
Convertible Bonds	0.4%
Exchange-Traded Funds	0.4%
Preferred Stock	0.3%
Foreign Government Bond	0.0%‡
Convertible Preferred Stock	0.0%‡
Other Assets, Less Liabilities	4.4%
‡ Less than one-tenth of a percent.

Largest Holdings [Text Block]
Top Ten Holdings and/or Issuers*
TransDigm, Inc., 4.625%-7.125%, due 8/15/28-1/31/34	2.8%
CCO Holdings LLC, 4.25%-5.375%, due 5/1/27-1/15/34	1.9%
Hilton Domestic Operating Co., Inc., 4.00%-5.875%, due 5/1/28-9/15/33	1.2%
Yum! Brands, Inc., 3.625%-5.375%, due 1/15/30-4/1/32	1.2%
Talen Energy Supply LLC, 6.25%-8.625%, due 5/17/30-2/1/36	1.2%
Churchill Downs, Inc., 4.75%-6.75%, due 4/1/27-5/1/31	1.2%
Jane Street Group, 6.125%-7.125%, due 4/30/31-5/1/33	1.1%
LifePoint Health, Inc., 5.375%-11.00%, due 1/15/29-6/1/32	1.1%
Cloud Software Group, Inc., 6.50%-9.00%, due 3/31/29-8/15/33	1.0%
1011778 B.C. Unlimited Liability Co., 3.875%-6.125%, due 1/15/28-10/15/30	0.9%
* Excluding short-term investments